Results for the year - Segment information - Geographical Areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total net sales	kr 122,021	kr 111,831	kr 111,696
Property, plant and equipment	50,551	41,891
Total assets	125,612	110,769	102,355
International Operations
Disclosure of geographical areas [line items]
Total net sales	kr 61,564	kr 54,923	kr 53,687
Total sales growth as reported (as a percent)	12.10%	2.30%	2.20%
Property, plant and equipment	kr 30,972	kr 28,851	kr 27,929
Trade receivables	10,508	9,884	9,423
Allowance for doubtful trade receivables	(1,471)	(1,358)	(1,262)
Total assets	85,541	80,420	81,743
International Operations | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	50,271	44,334	43,023
International Operations | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	9,035	7,942	7,416
International Operations | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	3,477	2,764	2,345
International Operations | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,493	1,085	567
International Operations | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	4,065	4,093	4,504
International Operations | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	9,707	8,862	8,959
International Operations | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	993	714	492
International Operations | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	8,714	8,148	8,467
International Operations | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	10,304	9,332	9,156
International Operations | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	617	357	91
International Operations | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	9,687	8,975	9,065
International Operations | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	7,361	7,348	7,856
International Operations | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	36,407	33,484	33,387
International Operations | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	8,392	6,279	5,708
International Operations | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	7,249	6,240	5,708
International Operations | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	1,143	39	0
International Operations | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
International Operations | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	3,389	3,360	3,359
International Operations | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	48,188	43,123	42,454
International Operations | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	2,083	1,211	569
International Operations | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	11,293	10,589	10,664
International Operations | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	5,946	5,572	5,446
International Operations | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	4,502	4,424	4,597
International Operations | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	1,143	1,046	788
International Operations | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	4,225	4,000	4,105
International Operations | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,122	1,017	1,113
Region Europe
Disclosure of geographical areas [line items]
Total net sales	kr 23,262	kr 21,679	kr 21,189
Total sales growth as reported (as a percent)	7.30%	2.30%	2.50%
Property, plant and equipment	kr 26,730	kr 25,500	kr 24,665
Trade receivables	3,611	3,388	3,273
Allowance for doubtful trade receivables	(196)	(241)	(223)
Total assets	67,007	64,327	65,600
Region Europe | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	18,255	16,666	16,067
Region Europe | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	4,720	4,282	3,895
Region Europe | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	1,685	1,246	966
Region Europe | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,266	1,007	560
Region Europe | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	1,769	2,029	2,369
Region Europe | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	1,595	1,701	1,878
Region Europe | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	68	56	26
Region Europe | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	1,527	1,645	1,852
Region Europe | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	4,732	4,558	4,366
Region Europe | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	585	357	91
Region Europe | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	4,147	4,201	4,275
Region Europe | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,380	1,580	1,770
Region Europe | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	12,427	12,121	11,909
Region Europe | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	4,932	3,759	3,451
Region Europe | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	3,967	3,720	3,451
Region Europe | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	965	39	0
Region Europe | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Europe | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	562	579	605
Region Europe | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	17,921	16,459	15,965
Region Europe | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	334	207	102
Region Europe | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	5,007	5,013	5,122
Region Europe | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	2,762	2,781	2,828
Region Europe | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	1,767	1,944	2,245
Region Europe | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	790	776	551
Region Europe | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,466	1,511	1,572
Region Europe | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	779	721	722
Region AAMEO
Disclosure of geographical areas [line items]
Total net sales	kr 14,089	kr 12,153	kr 12,018
Total sales growth as reported (as a percent)	15.90%	1.10%	3.80%
Property, plant and equipment	kr 1,003	kr 723	kr 566
Trade receivables	3,595	3,237	3,468
Allowance for doubtful trade receivables	(967)	(866)	(823)
Total assets	6,729	5,635	5,876
Region AAMEO | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	11,841	10,080	9,900
Region AAMEO | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,526	1,281	1,229
Region AAMEO | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	406	337	261
Region AAMEO | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	146	58	7
Region AAMEO | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	974	886	961
Region AAMEO | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	2,961	2,606	2,686
Region AAMEO | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	429	275	183
Region AAMEO | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	2,532	2,331	2,503
Region AAMEO | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	2,622	2,194	2,261
Region AAMEO | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	27	0	0
Region AAMEO | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	2,595	2,194	2,261
Region AAMEO | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,230	2,065	1,922
Region AAMEO | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	9,339	8,146	8,098
Region AAMEO | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	1,009	841	858
Region AAMEO | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	1,005	841	858
Region AAMEO | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	4	0	0
Region AAMEO | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region AAMEO | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	691	675	754
Region AAMEO | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	11,039	9,662	9,710
Region AAMEO | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	802	418	190
Region AAMEO | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	2,248	2,073	2,118
Region AAMEO | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	1,305	1,177	1,163
Region AAMEO | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	1,130	1,049	1,097
Region AAMEO | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	146	109	52
Region AAMEO | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	691	680	676
Region AAMEO | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	252	216	279
Region China
Disclosure of geographical areas [line items]
Total net sales	kr 12,844	kr 11,285	kr 10,709
Total sales growth as reported (as a percent)	13.80%	5.40%	2.40%
Property, plant and equipment	kr 2,101	kr 1,812	kr 1,884
Trade receivables	1,760	1,841	1,541
Allowance for doubtful trade receivables	0	0	0
Total assets	6,820	6,003	5,927
Region China | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	12,519	11,062	10,473
Region China | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,059	814	694
Region China | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	87	16	2
Region China | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	972	798	692
Region China | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	4,306	3,783	3,555
Region China | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	4	0	0
Region China | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	4,302	3,783	3,555
Region China | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,753	1,450	1,253
Region China | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	1,753	1,450	1,253
Region China | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,847	2,821	3,096
Region China | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	9,965	8,868	8,598
Region China | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	898	521	309
Region China | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	898	521	309
Region China | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	1,647	1,672	1,566
Region China | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	12,510	11,061	10,473
Region China | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	9	1	0
Region China | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	325	223	236
Region China | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	284	199	216
Region China | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	269	194	215
Region China | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	15	5	1
Region China | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	36	20	15
Region China | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	5	4	5
Region Japan & Korea
Disclosure of geographical areas [line items]
Total net sales	kr 6,453	kr 5,797	kr 6,072
Total sales growth as reported (as a percent)	11.30%	(4.50%)	(2.50%)
Property, plant and equipment	kr 436	kr 201	kr 146
Trade receivables	495	504	279
Allowance for doubtful trade receivables	(7)	(5)	(5)
Total assets	1,543	1,503	1,304
Region Japan & Korea | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	4,063	3,630	3,708
Region Japan & Korea | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	930	857	872
Region Japan & Korea | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	821	751	739
Region Japan & Korea | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	11	0	0
Region Japan & Korea | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	98	106	133
Region Japan & Korea | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	722	650	697
Region Japan & Korea | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	457	351	253
Region Japan & Korea | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	265	299	444
Region Japan & Korea | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	790	779	941
Region Japan & Korea | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	5	0	0
Region Japan & Korea | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	785	779	941
Region Japan & Korea | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	170	187	232
Region Japan & Korea | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	2,612	2,473	2,742
Region Japan & Korea | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	748	614	590
Region Japan & Korea | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	748	614	590
Region Japan & Korea | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	421	368	376
Region Japan & Korea | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	3,781	3,455	3,708
Region Japan & Korea | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	282	175	0
Region Japan & Korea | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	2,390	2,167	2,364
Region Japan & Korea | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	560	557	681
Region Japan & Korea | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	377	400	497
Region Japan & Korea | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	116	135	169
Region Japan & Korea | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,746	1,538	1,579
Region Japan & Korea | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	84	72	104
Region Latin America
Disclosure of geographical areas [line items]
Total net sales	kr 4,916	kr 4,009	kr 3,699
Total sales growth as reported (as a percent)	22.60%	8.40%	3.00%
Property, plant and equipment	kr 702	kr 615	kr 668
Trade receivables	1,047	914	862
Allowance for doubtful trade receivables	(301)	(246)	(211)
Total assets	3,442	2,952	3,036
Region Latin America | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	3,593	2,896	2,875
Region Latin America | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	800	708	726
Region Latin America | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	478	414	377
Region Latin America | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	70	20	0
Region Latin America | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	252	274	349
Region Latin America | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	123	122	143
Region Latin America | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	35	32	30
Region Latin America | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	88	90	113
Region Latin America | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	407	351	335
Region Latin America | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Latin America | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	407	351	335
Region Latin America | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	734	695	836
Region Latin America | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	2,064	1,876	2,040
Region Latin America | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	805	544	500
Region Latin America | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	631	544	500
Region Latin America | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	174	0	0
Region Latin America | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Latin America | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	68	66	58
Region Latin America | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	2,937	2,486	2,598
Region Latin America | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	656	410	277
Region Latin America | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	1,323	1,113	824
Region Latin America | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	1,035	858	558
Region Latin America | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	959	837	543
Region Latin America | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	76	21	15
Region Latin America | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	286	251	263
Region Latin America | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	2	4	3
North America Operations
Disclosure of geographical areas [line items]
Total net sales	kr 60,457	kr 56,908	kr 58,009
Total sales growth as reported (as a percent)	6.20%	(1.90%)	(2.10%)
Property, plant and equipment	kr 19,579	kr 13,040	kr 7,318
Trade receivables	14,404	12,902	10,742
Allowance for doubtful trade receivables	(13)	(12)	(32)
Total assets	40,071	30,349	20,612
North America Operations | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	52,569	49,570	49,854
North America Operations | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	11,741	12,902	14,758
North America Operations | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	5,782	5,271	4,982
North America Operations | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	717	529	162
North America Operations | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	5,242	7,102	9,614
North America Operations | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	871	1,332	1,790
North America Operations | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
North America Operations | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	871	1,332	1,790
North America Operations | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	8,999	10,021	10,968
North America Operations | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	626	233	8
North America Operations | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	8,373	9,788	10,960
North America Operations | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,675	1,917	1,937
North America Operations | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	23,286	26,172	29,453
North America Operations | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	24,829	19,850	17,465
North America Operations | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	14,685	18,093	17,465
North America Operations | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	10,094	1,757	0
North America Operations | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	50	0	0
North America Operations | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	858	890	943
North America Operations | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	48,973	46,912	47,861
North America Operations | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	3,596	2,658	1,993
North America Operations | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	7,888	7,338	8,155
North America Operations | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	4,335	4,004	5,023
North America Operations | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,617	3,457	4,609
North America Operations | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	382	308	315
North America Operations | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	3,050	2,834	2,550
North America Operations | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	503	500	582
Region USA
Disclosure of geographical areas [line items]
Total net sales	kr 57,486	kr 54,488	kr 55,831
Total sales growth as reported (as a percent)	5.50%	(2.40%)	(2.40%)
Property, plant and equipment	kr 19,531	kr 13,023	kr 7,298
Trade receivables	13,999	12,643	10,517
Allowance for doubtful trade receivables	(13)	(12)	(32)
Total assets	39,460	29,732	20,180
Region USA | Diabetes and Obesity care total
Disclosure of geographical areas [line items]
Total net sales	50,173	47,680	48,088
Region USA | Diabetes and Obesity care total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	11,271	12,600	14,466
Region USA | Diabetes and Obesity care total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	5,500	5,192	4,970
Region USA | Diabetes and Obesity care total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	708	528	162
Region USA | Diabetes and Obesity care total | Levemir
Disclosure of geographical areas [line items]
Total net sales	5,063	6,880	9,334
Region USA | Diabetes and Obesity care total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	839	1,294	1,743
Region USA | Diabetes and Obesity care total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region USA | Diabetes and Obesity care total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	839	1,294	1,743
Region USA | Diabetes and Obesity care total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	8,592	9,634	10,574
Region USA | Diabetes and Obesity care total | Fiasp
Disclosure of geographical areas [line items]
Total net sales	597	211	0
Region USA | Diabetes and Obesity care total | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	7,995	9,423	10,574
Region USA | Diabetes and Obesity care total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,552	1,778	1,766
Region USA | Diabetes and Obesity care total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	22,254	25,306	28,549
Region USA | Diabetes and Obesity care total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	23,866	19,195	16,929
Region USA | Diabetes and Obesity care total | Victoza
Disclosure of geographical areas [line items]
Total net sales	14,217	17,561	16,929
Region USA | Diabetes and Obesity care total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	9,599	1,634	0
Region USA | Diabetes and Obesity care total | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	50	0	0
Region USA | Diabetes and Obesity care total | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	705	733	782
Region USA | Diabetes and Obesity care total | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	46,825	45,234	46,260
Region USA | Diabetes and Obesity care total | Obesity care (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	3,348	2,446	1,828
Region USA | Biopharm total
Disclosure of geographical areas [line items]
Total net sales	7,313	6,808	7,743
Region USA | Biopharm total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	4,031	3,723	4,852
Region USA | Biopharm total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,454	3,278	4,451
Region USA | Biopharm total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	358	291	315
Region USA | Biopharm total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	3,035	2,823	2,543
Region USA | Biopharm total | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	kr 247	kr 262	kr 348